Net Assets - Narrative (Details) $ / shares in Units, $ in Thousands							3 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	May 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Oct. 06, 2022 shares	Dec. 31, 2022 USD ($)	Jul. 31, 2023 shareholder shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Investment Company, Changes in Net Assets [Line Items]
Common stock per value (in dollars per share) | $ / shares									$ 0.01
Shares offered to repurchase per quarter									5.00%
Number of days for common shareholders to elect to participate in share repurchases									20 days
Deduction in NAV per share									2.00%
Shares repurchased (in shares) | shares	1,795,000	134,000	5,000	387,000	3
Shares repurchased, value	$ 49,491	$ 3,623	$ 132	$ 10,376	$ 78
Class I
Investment Company, Changes in Net Assets [Line Items]
Common stock per value (in dollars per share) | $ / shares									$ 0.01	$ 0.01
Shares repurchased (in shares) | shares									2,127,000	3,000
Shares repurchased, value									$ 58,324	$ 78
Class S
Investment Company, Changes in Net Assets [Line Items]
Common stock per value (in dollars per share) | $ / shares									$ 0.01
Shares repurchased (in shares) | shares									194,000
Shares repurchased, value									$ 5,298	78
Seed Investment Agreements
Investment Company, Changes in Net Assets [Line Items]
Total commitments under subscription agreements									847,098
Aggregate amount							$ 148,173		847,098	$ 698,925
Maximum amount of offering									$ 7,500,000
Seed Investment Agreements | Class I
Investment Company, Changes in Net Assets [Line Items]
Number of shares issued (in shares) | shares						1,000		32,402,000		26,476,000
Aggregate amount							$ 5,927
Number of shareholders | shareholder								61